Contingency	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Contingency

14.	Contingency

In April 2021, former Company employees and directors and a company which they control, filed a complaint in the United States District Court for the District of Colorado against the Company for alleged wrongful dismissal and breach of a share exchange agreement. The complaint alleges non-payment of wages and benefits, appropriation of property and interference in outside employment. The Company is objecting to the complaint, has retained counsel to address and filed a countersuit alleging the counterclaim defendants diverted Company work to themselves and interfered with contractual relations. The complaint was dismissed on July 14, 2025, whereby the Company paid the claimants approximately $78,000.

International Battery Metals Ltd.

Notes to the Condensed Consolidated Financial Statements

For the Three and Six Months Ended September 30, 2025 and 2024

14.	Contingency

In April 2021, former Company employees and directors and a company which they control, filed a complaint in the United States District Court for the District of Colorado against the Company for alleged wrongful dismissal and breach of a share exchange agreement. The complaint alleges non-payment of wages and benefits, appropriation of property and interference in outside employment. The Company is objecting to the complaint, has retained counsel to address and filed a countersuit alleging the counterclaim defendants diverted Company work to themselves and interfered with contractual relations. The complaint was settled on July 7, 2025, whereby the Company paid the claimants approximately $78,000.